DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2013
DEFERRED CHARGES [Abstract]
Schedule of deferred charges

   Deferred charges for the fiscal years ended July 31, 2013 and 2012 consist of the following:

	July 31, 2013		July 31, 2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$2,708,480	$1,051,598	$2,486,928	$1,060,337
Professional fees for leasing	337,592	164,945	313,183	138,161
Financing costs	760,671	704,118	760,671	667,436
Other	-	-	34,064	22,708
Total	$3,806,743	$1,920,661	$3,594,846	$1,888,642

Schedule of estimated aggregate amortization expense

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2014	$343,849
2015	$311,455
2016	$265,154
2017	$195,756
2018	$153,328